Derivative financial instruments - Reconciliation of movements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative financial instruments
Fair value loss (unrealized foreign exchange on open contracts)	$ 3,938	$ 139,637	$ 17,298
Nondeliverable forwards
Derivative financial instruments
Opening balance	27,495
Fair value loss (unrealized foreign exchange on open contracts)	(3,897)	29,151	$ 53
Foreign exchange gain	10,342
Cash flow on settlement	(37,711)
Ending balance	$ (3,771)	$ 27,495